Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Prospectus Date	rr_ProspectusDate	Aug. 01, 2024
First Trust S&P 500 Diversified Dividend Aristocrats ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust S&P 500 Diversified Dividend Aristocrats ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the S&P 500® Sector-Neutral Dividend Aristocrats Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio. Due to changes in the Fund's Principal Investment Strategies on October 3, 2023, the Fund may have experiencedhigher levels of portfolio turnover in the prior fiscal year than in previous years.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund will invest at least 90% of its net assets (plus any borrowings for investment purposes) in the securities of the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the common stocks in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is owned and was developed by S&P Dow Jones Indices, LLC a division of S&P Global (“SPDJI” or the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises to ensure that the Index continues to achieve its objective. In addition, the Index Provider may revise Index policies covering rules for selecting companies, treatment of dividends, share counts or other matters.According to the Index Provider, the Index measures the performance of companies within the S&P 500® Index that have followed a managed-dividends policy of increasing or maintaining dividends for at least 15 consecutive years and have high indicated annualized dividend yield relative to other companies within the same Global Industry Classification Standard (GICS®)sector. The managed-dividends policy may be relaxed to maintain a diversified GICS® sector representation. Index sector weights are adjusted to mirror the GICS® sector weights of the S&P 500® Index. The Index seeks to select 100 securities that meet its eligibility criteria.The Index’s starting universe consists of all the securities comprising the S&P 500® Index. From the starting universe, only those securities with stable or increasing total dividend per share amounts every year for at least 15 consecutive years are eligible for inclusion, subject to a relaxation rule. The remaining securities are then ranked in their respective GICS® sectors in descending order by indicated annualized dividend yield. The highest ranked securities, in descending order, are selected until the number of securities in each sector reaches the “sector target count,” which is equivalent to 20% of the number of the securities comprising the sector in the S&P 500® Index. At each Index reconstitution and rebalance, the Index seeks to mirror the weights of each sector within the S&P 500® Index (each a “Target Sector Weight”), with constituents weighted by annualized dividend yield within each GICS® sector. The weight for each Index constituent is constrained between 0.25% and 4.00% at the time of rebalance.If the number of selected stocks in a sector is fewer than the sector target count, or if the Target Sector Weight exceeds the sum of the security weights after applying the weighting constraints, the managed-dividends policy is relaxed to select the remaining constituents. In each respective GICS® sector, securities are added in descending order of indicated annualized dividend yield starting with the longest dividend growth history length until the number of the constituents reaches the sector target count and the weighting requirements are fulfilled. However, the minimum dividend growth history should be at least five years. If no additional eligible companies exist in a sector, the sector weight will deviate from its Target Sector Weight and the weight difference is distributed proportionally among the other sectors.The Index is reconstituted annually and rebalanced quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. In addition, the Index Provider reviews constituents on a monthly basis to determine ongoing eligibility following an announcement concerning the company’s dividend program. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 28, 2024, the Index was composed of 96 securities. As of June 28, 2024, the Fund had significant investments in information technology companies, although this may change from time to time. As a result, the Fund may have significant investments in a given jurisdiction, investment sector or industry that it may not have had as of June 28, 2024. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 28, 2024, the Index was composed of 96 securities. As of June 28, 2024, the Fund had significant investments in information technology companies, although this may change from time to time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Index, the Fund's prior index and two broad-based market indices.The Fund’s performance information is accessible on the Fund’s website at www.ftportfolios.com.On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, any Fund performance and historical returns shown below that incorporate Fund performance prior to October 3, 2023 reflect performance of the Fund based on the Nasdaq Riskalyze US Large Cap Select DividendTM Index and is not necessarily indicative of the performance that the Fund, based on the S&P® 500 Sector-Neutral Dividend Aristocrats Index, would have generated. Returns for an index are only disclosed for those periods in which the index was in existence for the whole period.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Index, the Fund's prior index and two broad-based market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ftportfolios.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	First Trust S&P 500 Diversified Dividend Aristocrats ETF <br/>Calendar Year Total Returns as of 12/31 (1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1)The Fund's calendar year-to-date total return based on net asset value for the period 12/31/23 to 06/30/24 was 6.79%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter18.46%June 30, 2020Worst Quarter-26.70%March 31, 2020Year-to-Date6.79%June 30, 2024
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to October 3, 2023 reflect performance of the Fund based on the Nasdaq Riskalyze US Large Cap Select DividendTMIndex and is not necessarily indicative of the performance that the Fund, based on the S&P 500® Sector-Neutral Dividend Aristocrats Index, would have generated.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount (the difference between the market price of the Fund's shares and the Fund's net asset value) and possibly face delisting and the bid/ask spread (the difference between the price that someone is willing to pay for shares of the Fund at a specific point in time versus the price at which someone is willing to sell) on the Fund’s shares may widen.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Current Market Conditions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates, and the Federal Reserve has begun the process to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Cyber Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Dividends Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	DIVIDENDS RISK. The Fund’s investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends. Companies that issue dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future, which could negatively affect the Fund’s performance.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Index Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INDEX CONCENTRATION RISK. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent that the Fund invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified. There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities included in the Index, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Index Or Model Constituent Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INDEX OR MODEL CONSTITUENT RISK. The Fund may be a constituent of one or more indices or ETF models. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund’s shares, the size of the Fund and the market volatility of the Fund. Inclusion in an index could increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in the Fund's shares.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Index Provider Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INDEX PROVIDER RISK. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider and its agents do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and do not guarantee that the Index will be calculated in accordance with its stated methodology. The Advisor’s mandate as described in this prospectus is to manage the Fund consistently with the Index provided by the Index Provider. The Advisor relies upon the Index provider and its agents to accurately compile, maintain, construct, reconstitute, rebalance, compose, calculate and disseminate the Index accurately. Therefore, losses or costs associated with any Index Provider or agent errors generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of the Index or other modification of Index constituents or weightings. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the Index is less commonly used as a benchmark by funds or advisors. For example, during a period where the Index contains incorrect constituents, the Fund tracking the Index would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Such errors may negatively impact the Fund and its shareholders. The Index Provider and its agents rely on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers. Unusual market conditions or issuer-specific events may cause the Index Provider to postpone a scheduled rebalance, exclude or substitute a security in the Index or undertake other measures which could cause the Index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the Index to vary from those expected under normal conditions. Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Index due to unusual market conditions or in order, for example, to correct an error in the selection of index constituents.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Inflation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Information Technology Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Large Capitalization Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Market Maker Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MARKET RISK. Market risk is the risk that a particular investment, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Non Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	NON-CORRELATION RISK. The Fund’s return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund’s portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. Additionally, in order to comply with its investment strategies and policies, the Fund portfolio may deviate from the composition of the Index. Accordingly, the Fund's return may underperform the return of the Index.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Operational Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Passive Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Premium Discount Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value and the bid/ask spread on the Fund’s shares may widen.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Trading Issues Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
First Trust S&P 500 Diversified Dividend Aristocrats ETF | First Trust S&P 500 Diversified Dividend Aristocrats ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[ctag:span_t-rule1]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees[ctag:span_t-indent1]	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees[ctag:span_t-indent1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses[ctag:span_t-indent1-rule]	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses[ctag:span_t-indent1-rule3]	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 51
3 Years	rr_ExpenseExampleNoRedemptionYear03	160
5 Years	rr_ExpenseExampleNoRedemptionYear05	280
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 628
2018	rr_AnnualReturn2018	(6.47%)
2019	rr_AnnualReturn2019	26.82%
2020	rr_AnnualReturn2020	6.61%
2021	rr_AnnualReturn2021	27.34%
2022	rr_AnnualReturn2022	(7.34%)
2023	rr_AnnualReturn2023	9.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.70%)
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2017
First Trust S&P 500 Diversified Dividend Aristocrats ETF | After tax on distributions | First Trust S&P 500 Diversified Dividend Aristocrats ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	10.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
First Trust S&P 500 Diversified Dividend Aristocrats ETF | After tax on distributions and sale of fund shares | First Trust S&P 500 Diversified Dividend Aristocrats ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.71%
5 Years	rr_AverageAnnualReturnYear05	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
First Trust S&P 500 Diversified Dividend Aristocrats ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.80%
First Trust S&P 500 Diversified Dividend Aristocrats ETF | S&P 500® Sector-Neutral Dividend Aristocrats Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		[1],[2]
5 Years	rr_AverageAnnualReturnYear05		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Nasdaq Riskalyze US Large Cap Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.92%
5 Years	rr_AverageAnnualReturnYear05	12.99%
Since Inception	rr_AverageAnnualReturnSinceInception	10.44%
First Trust S&P 500 Diversified Dividend Aristocrats ETF | Nasdaq US 500 Large Cap(TM) Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.14%
5 Years	rr_AverageAnnualReturnYear05	15.74%
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%

[1]	On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to October 3, 2023 reflect performance of the Fund based on the Nasdaq Riskalyze US Large Cap Select DividendTMIndex and is not necessarily indicative of the performance that the Fund, based on the S&P 500® Sector-Neutral Dividend Aristocrats Index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.